Commitments and Contingencies - Schedule of Future Minimum Rental Payments for Operating Leases (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2016	$ 3,519
2017	3,084
2018	1,720
2019	1,096
2020	709
Thereafter	8,601
Operating Leases, Future Minimum Payments Due, Total	$ 18,729